Retirement Benefit Plans - Weighted Average Actuarial Assumptions Used to Determine Projected Benefit Obligation for Defined Benefit Retirement Plans (Detail)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
United States [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate	5.58%	5.05%	5.38%
Foreign [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate	2.10%	1.76%	2.21%
Rate of compensation increase	2.45%	2.50%	2.34%